Deposit of Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2025
Deposit of Long-Term Investments [Abstract]
Schedule of Deposit of Long-Term Investments	As of June 30, 2024 and 2025, deposit of long-term investments consisted of the following:
	June 30, 2024	June 30, 2025
	RMB	RMB
Deposit of investment in Zhonglian Jinan Insurance Brokers Co., Ltd. (“Zhonglian”) – deposit related to an acquisition in progress (a)	—	6,700,000
Deposit for non-controlling interests in other investees (b)	—	5,775,000
	—	12,475,000